UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 11, 2005
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        83
Form 13F Information Table Value Total:        $189,917


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      294     3428 SH       SOLE                     3428
Abbott Laboratories            COM              002824100     1256    26950 SH       SOLE                    26950
American Express Company       COM              025816109     4050    78847 SH       SOLE                    78847
American International Group,  COM              026874107     5339    96358 SH       SOLE                    96358
Amgen Inc.                     COM              031162100      652    11200 SH       SOLE                    11200
Anheuser-Busch Cos.            COM              035229103      282     5950 SH       SOLE                     5950
Apache Corporation             COM              037411105     2801    45739 SH       SOLE                    45739
Automatic Data Processing, Inc COM              053015103      240     5334 SH       SOLE                     5334
BHP Billiton Ltd. ADR          COM              088606108     1758    62825 SH       SOLE                    62825
BP plc ADR                     COM              055622104     4976    79745 SH       SOLE                    79745
Bank of America Corp.          COM              060505104     1288    29200 SH       SOLE                    29200
Berkshire Hathaway, Inc. Cl. A COM              084670108     9135      105 SH       SOLE                      105
Berkshire Hathaway, Inc. Cl. B COM              084670207    11995     4200 SH       SOLE                     4200
Bristol-Myers Squibb Co.       COM              110122108      809    31764 SH       SOLE                    31764
Buckeye Partners, L.P.         COM              118230101     3722    81562 SH       SOLE                    81562
Canadian Oil Sands Trust       COM              13642L100     3677    54125 SH       SOLE                    54125
Catellus Development Corp.     COM              149113102     1448    54325 SH       SOLE                    54325
Cedar Fair Limited Partnership COM              150185106     7462   237109 SH       SOLE                   237109
Chevron Corp.                  COM              166764100     1562    26794 SH       SOLE                    26794
Citigroup Inc.                 COM              172967101     3549    78962 SH       SOLE                    78962
Coca-Cola Company              COM              191216100     1670    40085 SH       SOLE                    40085
Colgate Palmolive Co.          COM              194162103      283     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     1257    37200 SH       SOLE                    37200
Commerce Bancorp               COM              200519106     4968   153000 SH       SOLE                   153000
ConocoPhillips                 COM              20825C104     5512    51117 SH       SOLE                    51117
Devon Energy Corporation       COM              25179M103     3121    65356 SH       SOLE                    65356
Dover Corporation              COM              260003108     6945   183784 SH       SOLE                   183784
ER Urgent Care Holdings Inc.   COM              26884h108        5    15000 SH       SOLE                    15000
Eli Lilly & Company            COM              532457108      523    10030 SH       SOLE                    10030
Emerson Electric Co.           COM              291011104      665    10244 SH       SOLE                    10244
Equifax, Inc.                  COM              294429105      672    21892 SH       SOLE                    21892
Ethan Allen Interiors, Inc.    COM              297602104     3511   109725 SH       SOLE                   109725
Exxon Mobil Corporation        COM              30231G102     3469    58209 SH       SOLE                    58209
First Data Corp.               COM              319963104      944    24004 SH       SOLE                    24004
Gannett Co., Inc.              COM              364730101     4410    55760 SH       SOLE                    55760
General Electric Co.           COM              369604103     5148   142773 SH       SOLE                   142773
Genzyme Corp.                  COM              372917104      687    12000 SH       SOLE                    12000
Gillette Company               COM              375766102     3629    71891 SH       SOLE                    71891
Healthcare Select Sector SPDR  COM              81369Y209      594    19900 SH       SOLE                    19900
Home Depot, Inc.               COM              437076102      856    22393 SH       SOLE                    22393
IBM Corporation                COM              459200101     1179    12900 SH       SOLE                    12900
Illinois Tool Works Inc.       COM              452308109      248     2769 SH       SOLE                     2769
Inco Ltd.                      COM              453258402     1438    36125 SH       SOLE                    36125
Intel Corporation              COM              458140100      232    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104     7906   117719 SH       SOLE                   117719
Kinder Morgan Energy Partners, COM              494550106     1220    27110 SH       SOLE                    27110
Kinder Morgan, Inc.            COM              49455P101      541     7150 SH       SOLE                     7150
Laboratory Corp. of America    COM              50540r409     3858    80050 SH       SOLE                    80050
Leucadia National Corp.        COM              527288104      876    25500 SH       SOLE                    25500
Loews Corp.                    COM              540424108      221     3000 SH       SOLE                     3000
M & T Bank Corp.               COM              55261F104     1562    15300 SH       SOLE                    15300
McCormick & Co., Inc. Non-Voti COM              579780206      275     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      523     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106      535    10500 SH       SOLE                    10500
Merck & Co.                    COM              589331107     3947   121930 SH       SOLE                   121930
Mohawk Industries Inc.         COM              608190104     4596    54525 SH       SOLE                    54525
Newmont Mining Corp.           COM              651639106     2609    61750 SH       SOLE                    61750
Pepsico, Inc.                  COM              713448108      959    18090 SH       SOLE                    18090
Pfizer Inc.                    COM              717081103     2428    92419 SH       SOLE                    92419
Procter & Gamble Company       COM              742718109     1915    36138 SH       SOLE                    36138
Progressive Corporation        COM              743315103     1127    12283 SH       SOLE                    12283
Rayonier, Inc.                 COM              754907103     9522   192250 SH       SOLE                   192250
Regis Corp.                    COM              758932107     3732    91175 SH       SOLE                    91175
Royal Dutch Petroleum          COM              780257804      865    14400 SH       SOLE                    14400
S&P Depository Receipts        COM              78462F103     2127    18035 SH       SOLE                    18035
Schlumberger Ltd.              COM              806857108     4471    63439 SH       SOLE                    63439
Service Corp. International    COM              817565104      359    48000 SH       SOLE                    48000
ServiceMaster Company          COM              81760N109      371    27468 SH       SOLE                    27468
Sysco Corp.                    COM              871829107      253     7076 SH       SOLE                     7076
TD Banknorth Inc.              COM              87235A101      269     8599 SH       SOLE                     8599
TJX Companies, Inc.            COM              872540109      714    29000 SH       SOLE                    29000
Technology Select Sector SPDR  COM              81369Y803      235    12000 SH       SOLE                    12000
Telefonos de Mexico            COM              879403780      315     9132 SH       SOLE                     9132
Tenet Healthcare Corp.         COM              88033G100      178    15450 SH       SOLE                    15450
The Hershey Company            COM              427866108      242     4000 SH       SOLE                     4000
Tribune Co.                    COM              896047107      299     7500 SH       SOLE                     7500
Vodafone Group PLC             COM              92857W100      990    37270 SH       SOLE                    37270
Wal-Mart Stores, Inc.          COM              931142103     1876    37435 SH       SOLE                    37435
Washington Mutual Inc.         COM              939322103     2567    64975 SH       SOLE                    64975
Washington Post ""B""          COM              939640108      250      280 SH       SOLE                      280
Wells Fargo & Company          COM              949746101     5587    93424 SH       SOLE                    93424
Wyeth                          COM              983024100      757    17945 SH       SOLE                    17945
Zimmer Holdings, Inc.          COM              98956P102      579     7436 SH       SOLE                     7436